3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Share-based compensation

The following table summarizes share-based compensation expenses relating to shares and options granted and the effect on loss per common share during the six month periods ended September 30, 2014 and 2013:

	Six Months Ended September 30, 2014	Six Months Ended September 30, 2013
Vesting of Stock Options	$260,680	$124,243
Incremental fair value of option Modifications	–	1,914
Vesting Expense Associated with CEO Restricted Stock Grant	–	64,444
Total Stock-Based Compensation Expense	$260,680	$190,601

Weighted average number of common shares outstanding – basic and diluted	243,494,916	182,004,220

Basic and diluted loss per common share	$(0.00)	$(0.00)

The following table summarizes share-based compensation expenses relating to shares and options granted and the effect on loss per common share during the years ended March 31, 2014 and 2013:

	March 31, 2014	March 31, 2013
Vesting of Stock Options	$541,588	$355,578
Incremental fair value of option Modifications	1,914	23,028
Vesting Expense Associated with CEO Restricted Stock Grant	64,444	386,667
Total Stock-Based Compensation Expense	$607,946	$765,273

Basic and diluted loss per common share	$(0.00)	$(0.01)